Vanguard® Mid-Cap Growth Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.1%)
Communication Services (4.2%)
	Electronic Arts Inc.	417,840	53,768
*	ZoomInfo Technologies Inc. Class A	1,244,620	35,136
*	Match Group Inc.	500,511	27,088
*	Live Nation Entertainment Inc.	162,188	13,054
			129,046
Consumer Discretionary (15.0%)
	Hilton Worldwide Holdings Inc.	347,152	50,368
	Wingstop Inc.	250,995	39,775
*	Etsy Inc.	272,188	37,448
*	Mattel Inc.	1,799,818	36,824
*	Lululemon Athletica Inc.	114,221	35,052
*	Planet Fitness Inc. Class A	404,482	34,239
*	Caesars Entertainment Inc.	598,914	31,180
	Dollar General Corp.	110,784	25,879
*	Chipotle Mexican Grill Inc. Class A	12,652	20,830
*	Burlington Stores Inc.	89,572	20,586
	Ross Stores Inc.	170,331	20,131
	Advance Auto Parts Inc.	119,736	18,233
*	O'Reilly Automotive Inc.	21,844	17,308
	Darden Restaurants Inc.	90,232	13,352
	Lithia Motors Inc. Class A	50,025	13,167
*	Bright Horizons Family Solutions Inc.	158,654	12,181
*	Chewy Inc. Class A	248,235	11,186
*	Leslie's Inc.	715,653	11,086
*	Floor & Decor Holdings Inc. Class A	96,407	8,751
			457,576
Consumer Staples (1.5%)
*	Freshpet Inc.	751,918	47,619
Energy (2.6%)
	Cheniere Energy Inc.	196,659	30,048
	Coterra Energy Inc.	1,110,727	27,801
	SM Energy Co.	654,894	21,526
			79,375
Financials (10.6%)
	Aon plc Class A (XNYS)	191,783	61,117
	Hamilton Lane Inc. Class A	738,296	57,484
	Ares Management Corp. Class A	514,811	42,724
	KKR & Co. Inc.	707,639	39,493
	MSCI Inc. Class A	63,820	33,924
	Apollo Global Management Inc.	409,250	28,967
*	SVB Financial Group	94,452	28,566

		Shares	Market Value ($000)
	LPL Financial Holdings Inc.	76,862	18,226
	Moody's Corp.	37,079	11,967
			322,468
Health Care (21.0%)
	Agilent Technologies Inc.	787,365	119,742
*	ICON plc	279,202	64,415
*	Align Technology Inc.	158,564	42,769
*	Illumina Inc.	197,374	42,278
*	Seagen Inc.	289,458	40,374
	Humana Inc.	59,624	30,510
*	Signify Health Inc. Class A	1,044,526	29,727
*	Hologic Inc.	337,849	27,491
*	Omnicell Inc.	474,869	26,341
*	DexCom Inc.	240,850	25,793
*	Veeva Systems Inc. Class A	131,759	22,471
*	Insulet Corp.	73,829	21,213
*	IDEXX Laboratories Inc.	43,112	20,715
*	Inspire Medical Systems Inc.	74,394	18,826
	Alcon Inc.	233,764	17,581
	Teleflex Inc.	68,531	16,682
*	BioMarin Pharmaceutical Inc.	106,693	12,307
*	Catalent Inc.	227,804	12,199
*	Sarepta Therapeutics Inc.	84,712	10,586
*	Exact Sciences Corp.	145,095	9,797
*	Molina Healthcare Inc.	29,519	9,205
*	Novocure Ltd.	80,029	7,297
*	Edwards Lifesciences Corp.	80,223	6,153
	ResMed Inc.	25,191	5,753
			640,225
Industrials (13.3%)
	TransUnion	760,251	54,548
	BWX Technologies Inc.	871,492	53,039
	Hexcel Corp.	655,842	46,289
	Cintas Corp.	86,889	38,556
	KBR Inc.	585,526	29,996
	Quanta Services Inc.	177,995	27,089
	Waste Connections Inc. (XTSE)	202,815	26,954
	Knight-Swift Transportation Holdings Inc.	381,247	22,532
*	MasTec Inc.	226,675	22,266
*	Builders FirstSource Inc.	271,942	21,674
*	Array Technologies Inc.	878,121	19,521
*	XPO Logistics Inc.	433,109	17,264
	Equifax Inc.	69,995	15,553
*	Shoals Technologies Group Inc. Class A	353,324	9,854
			405,135
Information Technology (27.7%)
*	Gartner Inc.	190,851	64,534
*	Palo Alto Networks Inc.	381,036	60,448
	CDW Corp.	299,846	58,779
*	Ceridian HCM Holding Inc.	624,599	45,146
*	Fair Isaac Corp.	67,192	44,747
	KLA Corp.	107,499	42,191
*	EPAM Systems Inc.	114,587	38,117
*	ON Semiconductor Corp.	446,887	32,824
	Microchip Technology Inc.	406,501	31,553
*	MongoDB Inc. Class A	139,551	29,893
*	Synaptics Inc.	230,777	28,854

		Shares	Market Value ($000)
	Lam Research Corp.	56,876	28,444
*	Shift4 Payments Inc. Class A	431,323	27,622
	Genpact Ltd.	577,008	27,281
*	Arista Networks Inc.	205,253	25,866
*	Wolfspeed Inc.	302,086	23,264
	Global Payments Inc.	203,120	22,896
*	Paycom Software Inc.	65,117	21,094
	Marvell Technology Inc.	452,321	19,518
*	HubSpot Inc.	54,047	18,755
*	Okta Inc.	228,173	16,796
	Monolithic Power Systems Inc.	37,808	16,127
*	Trade Desk Inc. Class A	310,980	15,767
*	Block Inc. (XNYS)	189,198	15,461
*	SolarEdge Technologies Inc.	46,658	14,890
*	Atlassian Corp.	87,684	14,171
*	Bill.com Holdings Inc.	118,755	13,730
	Amphenol Corp. Class A	159,558	12,728
*	Autodesk Inc.	45,680	9,828
	Universal Display Corp.	68,497	9,078
*	Workday Inc. Class A	40,265	7,305
*	Sitime Corp.	57,024	6,571
			844,278
Materials (1.2%)
*	ATI Inc.	535,647	19,492
	Sherwin-Williams Co.	53,889	12,750
	Eagle Materials Inc.	26,229	3,831
			36,073
Total Common Stocks (Cost $2,660,032)			2,961,795
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[1]	Vanguard Market Liquidity Fund, 4.437% (Cost $86,490)	865,038	86,495
Total Investments (99.9%) (Cost $2,746,522)			3,048,290
Other Assets and Liabilities—Net (0.1%)			3,360
Net Assets (100%)			3,051,650
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	228	46,626	2,313

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.